Summary of Significant Accounting Policies and Basis of Presentation, Segments (FY) (Details) - Segment	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Segments [Abstract]
Number of operating segments	1	1
Number of reportable segments	1	1